Notional Principal Amount, Credit Risk Amount and Fair Value Associated With Outstanding Derivative Instrument (Detail) (Foreign currency forward contract, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012
Foreign currency forward contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedge instrument, notional principal	$ 12,200	[1]
Derivatives not designated as hedge instrument, credit risk amount	99	[1]
Fair value of derivatives not designated as hedge instrument	$ 99	[1]

[1]	The fair value is measured using Level 2 fair value inputs and is recorded as current assets in the consolidated balance sheet.